Significant Accounting Policies - Subsequent Events - Merger Agreement with Oncternal and Related Matters (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 06, 2019 USD ($) director item	Mar. 31, 2019 USD ($) employee	Jun. 30, 2019 USD ($)
Subsequent Events
Ownership percentage of stockholders upon closing of the merger	25.00%
Number of directors on the Board of Directors upon closing of the merger | director	9
Number of GTx designees on the Board of Directors upon closing of the merger | director	2
Forecast
Subsequent Events
Severance-related charges		$ 1,000	$ 500
Minimum
Subsequent Events
Potential termination fee payable upon termination of the merger agreement	$ 500
Maximum
Subsequent Events
Potential termination fee payable upon termination of the merger agreement	$ 2,000
CVR Agreement
Subsequent Events
Contingent value right per common stock | item	1
Percentage of net proceeds entitled to be received per CVR	50.00%
Period from closing during which payment of percentage of net proceeds would be payable under the CVR	15 years
Period from closing during which the grant, sale or transfer of rights to the Company's SARD or SARM technology could trigger a payment under the CRV Agreement	10 years
Merger Agreement / Oncternal Therapeutics Inc. stockholders
Subsequent Events
Ownership percentage of stockholders upon closing of the merger	75.00%
Subsequent Event
Subsequent Events
Number of employees terminated upon entry into the merger agreement | employee		7
Number of employees terminated prior to the merger agreement | employee		3